Transactions and Balances with Related Parties (Details) - Schedule of Balances with Related Parties - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Balances with Related Parties [Abstract]
Current maturities of long term loans (see Note 10)	$ 974	$ 941
Other accounts payable and accruals	$ 192	$ 94